Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
Schedule of Future Operating Lease Payments

Future operating lease payments, as of December 31, 2025 are detailed as follows:

Lease liabilities	(in USD)
2026	778,521
2027	731,371
2028	375,021
2029	375,021
2030	240,247
Total future lease payments	2,500,181
Less: Imputed interest	(269,296)
Present value of operating lease liabilities	2,230,885
Less: Lease liabilities, current	668,014
Lease liabilities, non-current	1,562,871